Consolidated Statements of Changes in Redeemable Noncontrolling Interests, Convertible Preferred Shares And Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Redeemable Noncontrolling Interests [Member]	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Ordinary Shares [Member]	Additional Paid-In-Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Beginning balance ( in preferred shares value) at Dec. 31, 2018		$ 4,820	$ 0	$ 0
Beginning balance (in preferred shares) at Dec. 31, 2018			0	0
Accretion of redeemable noncontrolling interests to fair value (in preferred shares value)	$ 0
Foreign currency translation adjustments (in preferred shares value)		(6)
Net loss (in preferred shares value)	(2,251)	(2,251)
Ending balance (in preferred shares value) at Dec. 31, 2019		2,563	$ 0	$ 0
Ending balance (in preferred shares) at Dec. 31, 2019			0	0
Beginning balance at Dec. 31, 2018	51,690				$ 14	$ 161,432	$ (808)	$ (108,948)
Beginning balance (in shares) at Dec. 31, 2018					136,103,550
Share-based compensation	1,831					1,831
Settlement of redeemable noncontrolling interests	0
Foreign currency translation adjustments	(35)						(35)
Net Loss	(20,062)							(20,062)
Ending balance at Dec. 31, 2019	33,424				$ 14	163,263	(843)	(129,010)
Ending balance (in shares) at Dec. 31, 2019					136,103,550
Accretion of redeemable noncontrolling interests to fair value (in preferred shares value)	0
Foreign currency translation adjustments (in preferred shares value)		20
Net loss (in preferred shares value)	(1,296)
Ending balance (in preferred shares value) at Dec. 31, 2020		1,287	$ 157,689	$ 95,342
Ending balance (in preferred shares) at Dec. 31, 2020			135,936,550	57,575,008
Share-based compensation	1,217					1,217
Conversion of preferred stock into ordinary shares	(157,689)		$ 157,689		$ (14)	(157,675)
Conversion of preferred stock into ordinary shares (in shares)			135,936,550		(135,936,550)
Issuance of Series B Preferred Shares, value				$ 95,342
Issuance of Series B Preferred Shares, Shares				57,575,008
Settlement of redeemable noncontrolling interests	0
Issuance of ordinary shares upon exercise of options					$ 3,000
Foreign currency translation adjustments	157						157
Net Loss	(16,543)	(1,296)						(16,543)
Ending balance at Dec. 31, 2020	(139,434)				$ 0	6,805	(686)	(145,553)
Ending balance (in shares) at Dec. 31, 2020					170,000
Conversion of preferred stock into ordinary shares upon closing of initial public offering (in preferred shares value)			$ (157,689)	$ (95,342)
Conversion of preferred stock into ordinary shares upon closing of initial public offering (in preferred shares)			(135,936,550)	(57,575,008)
Accretion of redeemable noncontrolling interests to fair value (in preferred shares value)	42,324	42,324
Reclassify NCI to current liability (in preferred shares value)		(43,403)
Foreign currency translation adjustments (in preferred shares value)		1
Net loss (in preferred shares value)	(209)
Ending balance (in preferred shares value) at Dec. 31, 2021			$ 0	$ 0
Ending balance (in preferred shares) at Dec. 31, 2021			0	0
Share-based compensation	11,856					11,856
Conversion of preferred stock into ordinary shares	253,031				$ 19	253,012
Conversion of preferred stock into ordinary shares (in shares)					193,511,558
Issuance of Series B Preferred Shares, value	113,154				$ 5	113,149
Issuance of Series B Preferred Shares, Shares					49,000,000
Issuance of ordinary shares for cash	20,495				$ 2	20,493
Issuance of ordinary shares for cash (in shares)					21,189,173
Accretion of redeemable noncontrolling interests to fair value	(42,324)					(42,324)
Settlement of redeemable noncontrolling interests	85					85	(85)
Reclassify freestanding forward sale contract upon settlement of redeemable noncontrolling interests	26,340					26,340
Issuance of ordinary shares upon exercise of options	$ 14,947				$ 1	14,946
Issuance of ordinary shares upon exercise of options (in shares)	79,212				6,249,817
Foreign currency translation adjustments	$ (19)						(19)
Net Loss	(68,079)	$ (209)						(68,079)
Ending balance at Dec. 31, 2021	$ 189,967				$ 27	$ 404,362	$ (790)	$ (213,632)
Ending balance (in shares) at Dec. 31, 2021					270,120,548